Employees - Summary of Employees (Detail) - Employees	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of average number of employees [Line Items]
Average number of employees	27,161	26,146	26,827
Continuing operations [member]
Disclosure of average number of employees [Line Items]
Average number of employees	26,510	25,432	25,974
Continuing operations [member] | Australia [member]
Disclosure of average number of employees [Line Items]
Average number of employees	16,504	15,906	15,834
Continuing operations [member] | South America [member]
Disclosure of average number of employees [Line Items]
Average number of employees	6,729	6,361	6,509
Continuing operations [member] | North America [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,839	2,072	2,748
Continuing operations [member] | Asia 1 [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,368	1,019	822
Continuing operations [member] | Europe [member]
Disclosure of average number of employees [Line Items]
Average number of employees	70	74	61
Discontinued operations [member]
Disclosure of average number of employees [Line Items]
Average number of employees	651	714	853